Accounts Payable Related to Concessions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	R$ 101,976
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	1,878,356
Nominal Value [Member] | Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	111,886
Nominal Value [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	111,079
Nominal Value [Member] | Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	110,798
Nominal Value [Member] | Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	110,798
Nominal Value [Member] | After Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	1,433,795
Present Value [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	893,855	R$ 937,542
Present Value [Member] | Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	101,976
Present Value [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	91,359
Present Value [Member] | Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	82,253
Present Value [Member] | Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	74,313
Present Value [Member] | After Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	R$ 543,954